Schedule of Maturities of Lease Liabilities (Details) - Dec. 31, 2024	USD ($)	SGD ($)
Subsequent Events [Abstract]
2025	$ 9,230	$ 12,308
Total lease payments	9,230	12,308
Less: imputed interest	(890)	(1,187)
Total	$ 8,340	$ 11,121